CHANGES IN ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2022
CHANGES IN ACCOUNTING POLICIES

3. CHANGES IN ACCOUNTING POLICIES

IAS 16 - “Property, Plant and Equipment”

The IASB issued an amendment to IAS 16, Property, Plant and Equipment to prohibit the deducting from property, plant and equipment amounts received from selling items produced while preparing an asset for its intended use. Instead, sales proceeds and its related costs must be recognized in profit or loss. The amendment will require companies to distinguish between costs associated with producing and selling items before the item of property, plant and equipment is available for use and costs associated with making the item of property, plant and equipment available for its intended use. The amendment is effective for annual periods beginning on or after January 1, 2022, with earlier application permitted. The adoption of this amendment did not result in any impact to the Company’s financial statements.

Accounting Standards and Amendments issued but not yet effective

IAS 1 – “Presentation of Financial Statements”

The IASB issued an amendment to IAS 1, Presentation of Financial Statements to clarify one of the requirements under the standard for classifying a liability as non-current in nature, specifically the requirement for an entity to have the right to defer settlement of the liability for at least 12 months after the reporting period. The amendment includes: (i) specifying that an entity’s right to defer settlement must exist at the end of the reporting period; (ii) clarifying that classification is unaffected by management’s intentions or expectations about whether the entity will exercise its right to defer settlement; (iii) clarifying how lending conditions affect classification; and (iv) clarifying requirements for classifying liabilities an entity will or may settle by issuing its own equity instruments. An assessment will be performed prior to the effective date of January 1, 2023 to determine the impact to the Company’s financial statements.

Notes to the unaudited Condensed Interim Consolidated Financial Statements

For the three months ended March 31, 2022

(Expressed in Canadian dollars)